Tax Expense - Unrecognised Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax expense
Tax losses carried forward	$ 13,211	$ 11,497	$ 9,598
Bilboes Holdings (Private) Limited
Tax expense
Tax losses carried forward	4,463	4,428	4,447
Tax losses carried forward acquired during period			3,763
Caledonia Holdings Zimbabwe (Private) Limited | Mining
Tax expense
Tax losses carried forward	2,942	2,942	2,942
Caledonia Holdings Zimbabwe (Private) Limited | Services
Tax expense
Tax losses carried forward	5,329	3,438	1,805
Blanket Employee Trust Services (Private) Limited ("BETS")
Tax expense
Tax losses carried forward	351	330	260
Greenstone Management Services (Pty) Ltd (UK)
Tax expense
Tax losses carried forward	$ 126	$ 359	$ 144